UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2007 (Unaudited)

DAVIS OPPORTUNITY FUND

Shares	Security	Value
COMMON STOCK – (91.48%)

AUTOMOBILES & COMPONENTS – (1.86%)
368,700	Harley-Davidson, Inc.	$21,661,125
CAPITAL GOODS – (6.03%)
417,300	American Standard Cos, Inc.	22,125,246
1,249,000	Blount International, Inc.*	15,550,050
293,500	Franklin Electric Co., Inc.	13,637,477
16,910	Tae Young Corp. (South Korea)	1,042,496
561,000	Tyco International Ltd.	17,699,550
		70,054,819
CAPITAL MARKETS – (4.55%)
1,510,900	E*TRADE Financial Corp.*	32,023,526
41,886	Julius Baer Holding, Ltd. AG (Switzerland)	5,715,096
160,600	Legg Mason, Inc.	15,130,126
		52,868,748
COMMERCIAL BANKS – (4.64%)
898,745	Anglo Irish Bank Corp. PLC (Ireland)	19,209,417
516,000	Commerce Bancorp, Inc.	17,224,080
317,864	Wachovia Corp.	17,498,413
		53,931,910
COMMERCIAL SERVICES & SUPPLIES – (0.37%)
47,500	D&B Corp.	4,332,000
CONSUMER DURABLES & APPAREL – (7.82%)
774,600	Garmin Ltd.	41,936,844
404,164	Hunter Douglas NV (Netherlands)	35,633,566
133,300	Mohawk Industries, Inc.*	10,937,265
87,750	Toll Brothers, Inc.*	2,402,595
		90,910,270
CONSUMER SERVICES – (2.32%)
350,500	Apollo Group, Inc., Class A*	15,385,197
200,700	Yum! Brands, Inc.	11,592,432
		26,977,629
DIVERSIFIED FINANCIAL SERVICES – (2.07%)
10,600	Nymex Holdings Inc.*	1,439,056
216,141	Pargesa Holding S.A., Bearer Shares (Switzerland)	22,678,663
		24,117,719
ENERGY – (2.87%)
226,500	Tenaris S.A., ADR (Luxembourg)	10,396,350
280,500	Transocean Inc.*	22,916,850
		33,313,200
FOOD & STAPLES RETAILING – (0.72%)
154,900	Costco Wholesale Corp.	8,341,365

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2007 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (Continued)

FOOD, BEVERAGE & TOBACCO – (3.18%)
176,325	Heineken Holding NV (Netherlands)	$7,805,920
7,900	Lotte Chilsung Beverage Co., Ltd. (South Korea)	10,084,928
10,960	Lotte Confectionery Co., Ltd. (South Korea)	14,037,840
60,170	Nong Shim Holdings Co., Ltd. (South Korea)	4,988,584
		36,917,272
HEALTH CARE EQUIPMENT & SERVICES – (4.67%)
201,400	Cardinal Health, Inc.	14,692,130
148,800	IDEXX Laboratories, Inc.*	13,037,112
550,100	Omnicare, Inc.	21,877,477
89,000	UnitedHealth Group Inc.	4,714,330
		54,321,049
HOUSEHOLD & PERSONAL PRODUCTS – (0.81%)
64,394	Pacific Corp. (South Korea)	9,445,548
INSURANCE BROKERS – (2.35%)
737,900	Brown & Brown, Inc.	19,960,195
249,800	Marsh & McLennan Cos, Inc.	7,316,642
		27,276,837
LIFE & HEALTH INSURANCE – (2.16%)
109,500	AFLAC Inc.	5,153,070
620,900	Power Corp. of Canada (Canada)	19,995,723
		25,148,793
MATERIALS – (1.86%)
252,000	Sealed Air Corp.	7,963,200
328,000	Sigma-Aldrich Corp.	13,613,640
		21,576,840
MEDIA – (6.36%)
417,000	Lagardere S.C.A. (France)	32,108,332
712,310	Virgin Media Inc. (United Kingdom)	17,971,581
1,575,600	WPP Group PLC (United Kingdom)	23,874,184
		73,954,097
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (2.06%)
432,000	Pfizer Inc.	10,912,320
278,800	Thermo Fisher Scientific, Inc.*	13,033,900
		23,946,220

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2007 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (Continued)

PROPERTY & CASUALTY INSURANCE – (6.23%)
266,000	Ambac Financial Group, Inc.	$22,979,740
50,000	FPIC Insurance Group, Inc.*	2,231,500
76,915	Markel Corp.*	37,290,699
152,300	MBIA Inc.	9,974,127
		72,476,066
REINSURANCE – (2.09%)
54,600	Everest Re Group, Ltd.	5,250,882
150,100	RenaissanceRe Holdings Ltd.	7,526,014
176,025	Transatlantic Holdings, Inc.	11,462,748
		24,239,644
RETAILING – (11.58%)
286,300	Advance Auto Parts, Inc.	11,036,865
202,000	Bed Bath & Beyond Inc.*	8,114,340
685,700	CarMax, Inc.*	16,827,078
1,048,500	Expedia, Inc.*	24,298,988
333,000	Lowe’s Cos, Inc.	10,486,170
1,234,800	Netflix Inc.*	28,604,142
166,400	Sears Holdings Corp.*	29,965,312
88,200	Target Corp.	5,226,732
		134,559,627
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (2.00%)
773,000	Texas Instruments Inc.	23,267,300
SOFTWARE & SERVICES – (5.20%)
1,330,752	Convera Corp., Class A*	4,171,908
114,000	First Data Corp.	3,066,600
330,800	Fiserv, Inc.*	17,545,632
429,050	Iron Mountain Inc.*	11,211,076
789,000	Microsoft Corp.	21,985,485
114,000	Western Union Co.	2,502,300
		60,483,001
TECHNOLOGY HARDWARE & EQUIPMENT – (4.17%)
537,900	Agilent Technologies, Inc.*	18,121,851
246,400	Dell Inc.*	5,718,944
989,300	Molex Inc., Class A	24,598,945
		48,439,740

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2007 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

TELECOMMUNICATION SERVICES – (3.51%)
203,000	American Tower Corp., Class A*	$7,906,850
4,119,400	Covad Communications Group, Inc.*	5,231,638
343,300	SK Telecom Co., Ltd., ADR (South Korea)	8,040,086
1,033,500	Sprint Nextel Corp.	19,595,160
		40,773,734

	Total Common Stock – (identified cost $842,189,817)	1,063,334,553

CONVERTIBLE BONDS – (0.96%)

TELECOMMUNICATION SERVICES – (0.96%)
$5,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $5,600,000)	11,116,000

SHORT TERM INVESTMENTS – (8.00%)

19,134,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	04/02/07, dated 03/30/07, repurchase value of $19,142,578
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 04/27/07-12/01/36,
	total market value $19,516,680)	19,134,000
19,134,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $19,142,562
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-6.00%, 03/01/34-07/01/35, total market
	value $19,516,680)	19,134,000
9,709,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $9,713,345
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.00%-7.50%, 04/01/14-03/01/37, total market
	value $9,903,180)	9,709,000
28,700,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	04/02/07, dated 03/30/07, repurchase value of $28,712,867
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.581%-7.58%, 09/01/34-05/01/38, total market
	value $29,274,000)	28,700,000

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2007 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Principal	Security	Value
SHORT TERM INVESTMENTS – (Continued)

$16,264,000	UBS Securities LLC Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $16,271,278
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-8.50%, 12/01/17-03/01/37, total market
	value $16,589,280)	$16,264,000

	Total Short Term Investments – (identified cost $92,941,000)	92,941,000

Total Investments – (100.44%) – (identified cost $940,730,817) – (a)	1,167,391,553
Liabilities Less Other Assets – (0.44%)	(5,060,433)
Net Assets – (100.00%)	$1,162,331,120

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)           Aggregate cost for Federal Income Tax purposes is $951,407,291. At March 31, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$232,015,597
Unrealized depreciation	(16,031,335)
Net unrealized appreciation	$215,984,262

Please refer to “Notes to Schedule of Investments” on page 23 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2007 (Unaudited)

DAVIS GOVERNMENT BOND FUND

Principal	Security	Value
MORTGAGES – (63.38%)

COLLATERALIZED MORTGAGE OBLIGATIONS – (8.49%)
$4,000,000	Fannie Mae, 5.45%, 12/25/20 – (identified cost $3,996,562)	$3,987,500

FANNIE MAE POOLS – (38.21%)
399,991	6.12%, 10/01/08 Pool No. 380999	401,180
4,664,529	6.00%, 09/01/17 Pool No. 665776	4,757,673
2,883,344	4.50%, 06/01/18 Pool No. 727579	2,799,006
3,020,542	4.50%, 10/01/18 Pool No. 740825	2,931,247
925,450	4.50%, 04/01/19 Pool No. 773538	898,091
223,514	6.50%, 07/01/32 Pool No. 635069	230,038
457,708	4.683%, 01/01/33 Pool No. 681153 (b)	466,078
1,363,135	4.713%, 05/01/35 Pool No. 826242 (b)	1,335,736
1,820,231	5.039%, 01/01/36 Pool No. 848973 (b)	1,805,634
684,897	5.602%, 03/01/36 Pool No. 843396 (b)	686,441
1,642,029	5.621%, 04/01/36 Pool No. 851605 (b)	1,642,990

Total Fannie Mae Pools – (identified cost $18,083,838)	17,954,114

FREDDIE MAC POOLS – (14.96%)
160,210	4.00%, 07/01/08 Pool No. M90826	157,944
1,223,280	3.50%, 08/01/08 Pool No. M90830	1,196,863
731,860	3.00%, 10/01/10 Pool No. M91001	691,196
1,410,413	3.50%, 02/01/11 Pool No. M80909	1,336,455
982,019	3.50%, 04/01/11 Pool No. M91016	935,128
898,593	3.50%, 04/01/12 Pool No. M80974	850,350
1,913,260	4.732%, 04/01/35 Pool No. 782528 (b)	1,861,951

	Total Freddie Mac Pools – (identified cost $7,094,702)	7,029,887

GINNIE MAE POOLS – (1.72%)
853,812	4.00%, 08/20/20 Pool No. 003811 – (identified cost $799,558)	808,560

	Total Mortgages – (identified cost $29,974,660)	29,780,061

GOVERNMENT AGENCY NOTES – (29.64%)
575,000	Fannie Mae, 5.25%, 12/28/07 (c)	575,076
250,000	Fannie Mae, 3.50%, 04/01/08 (c)	246,767
2,000,000	Fannie Mae, 6.00%, 05/15/08	2,020,451
3,000,000	Fannie Mae, 5.40%, 04/13/09	3,000,047

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2007 (Unaudited)

DAVIS GOVERNMENT BOND FUND – (Continued)

Principal	Security	Value
GOVERNMENT AGENCY NOTES – (Continued)
$1,900,000	Federal Home Loan Bank, 3.875%, 09/14/07	$1,888,599
1,000,000	Federal Home Loan Bank, 4.00%, 06/13/08	988,428
3,000,000	Federal Home Loan Bank, 0.13975%, 07/17/08 (b)	2,808,411
600,000	Federal Home Loan Bank, 3.785%, 11/21/08	588,742
1,000,000	Federal Home Loan Bank, 4.875%, 03/12/10	1,001,001
300,000	Federal Home Loan Bank, 4.00%, 12/30/10	290,982
300,000	Federal Home Loan Bank, 5.37%, 07/12/11	299,191
230,000	Freddie Mac, 3.00%, 06/30/09	221,448

	Total Government Agency Notes – (identified cost $13,951,114)	13,929,143

SHORT TERM INVESTMENTS – (19.19%)

1,856,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	04/02/07, dated 03/30/07, repurchase value of $1,856,832
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 04/27/07-12/01/36,
	total market value $1,893,120)	1,856,000
1,856,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $1,856,831
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.00%-6.00%, 03/01/34-07/01/35,
	total market value $1,893,120)	1,856,000
943,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $943,422
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-7.50%, 04/01/14-03/01/37,
	total market value $961,860)	943,000
2,784,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	04/02/07, dated 03/30/07, repurchase value of $2,785,248
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.581%-7.58%, 09/01/34-05/01/38,
	total market value $2,839,680)	2,784,000

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2007 (Unaudited)

DAVIS GOVERNMENT BOND FUND – (Continued)

Principal	Security	Value
SHORT TERM INVESTMENTS – (Continued)

$1,578,000	UBS Securities LLC Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $1,578,706
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.00%-8.50%, 12/01/17-03/01/37,
	total market value $1,609,560)	$1,578,000

Total Short Term Investments – (identified cost $9,017,000)	9,017,000

Total Investments – (112.21%) – (identified cost $52,942,774) – (a)	52,726,204
Liabilities Less Other Assets – (12.21%)	(5,737,849)
Net Assets – (100%)	$46,988,355

(a)    Aggregate cost for Federal Income Tax purposes is $52,942,774. At March 31, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$71,511
Unrealized depreciation	(288,081)
Net unrealized depreciation	$(216,570)

(b)    The interest rates on adjustable rate securities, shown as of March 31, 2007, may change daily or less frequently and are based on indices of market interests rates.

(c)    Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate. Step-up bonds reflect the current effective yield on the security.

Please refer to “Notes to Schedule of Investments” on page 23 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2007 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND

Principal		Value
FANNIE MAE – (8.91%)
$100,000	4.10%, 04/18/07	$99,942
800,000	4.15%, 07/13/07	797,480
13,000,000	3.30%, 07/30/07	12,916,017
7,000,000	8.6782%, 10/05/07 (b)	6,814,779
11,675,000	2.82%, 12/26/07	11,468,143
1,235,000	5.125%, 01/18/08	1,233,357
12,000,000	5.15%, 02/04/08	11,995,255

	Total Fannie Mae – (identified cost $45,324,973)	45,324,973

FEDERAL FARM CREDIT BANK – (0.15%)
750,000	2.25%, 06/28/07 (identified cost $744,641)	744,641

FEDERAL HOME LOAN BANK – (18.72%)
3,000,000	2.50%, 04/05/07	2,999,013
500,000	2.59%, 04/05/07	499,853
1,000,000	2.375%, 04/09/07	999,361
600,000	4.25%, 04/16/07	599,740
1,000,000	2.40%, 04/20/07	998,414
1,750,000	3.50%, 05/15/07	1,746,265
300,000	4.875%, 05/15/07	299,845
4,300,000	3.125%, 05/21/07	4,287,433
2,000,000	5.20%, 06/08/07 (c)	1,999,855
28,000,000	5.24%, 07/05/07 (c)	28,000,000
300,000	3.435%, 07/27/07	298,235
1,525,000	3.15%, 08/13/07	1,513,511
3,340,000	5.15%, 08/14/07	3,338,132
2,000,000	3.70%, 08/24/07	1,987,969
800,000	4.325%, 08/24/07	797,029
1,500,000	4.45%, 09/06/07 (c)	1,495,354
1,000,000	4.50%, 09/28/07	995,838
5,000,000	3.25%, 10/12/07 (d)	4,948,282
1,450,000	4.70%, 10/12/07 (d)	1,446,595
250,000	4.625%, 10/24/07	249,030
500,000	4.625%, 10/24/07	498,061
400,000	4.00%, 10/26/07	397,099
1,500,000	3.50%, 11/15/07	1,483,436
1,630,000	3.50%, 11/27/07	1,611,935
840,000	4.00%, 12/12/07 (d)	836,311
200,000	2.50%, 12/26/07	195,985
8,500,000	3.25%, 12/26/07	8,418,668
300,000	3.00%, 12/28/07	295,024

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2007 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND – (Continued)

Principal		Value
FEDERAL HOME LOAN BANK – (Continued)
$1,000,000	3.00%, 12/28/07	$984,156
21,000,000	5.29%, 01/24/08 (c)	21,000,000

	Total Federal Home Loan Bank – (identified cost $95,220,429)	95,220,429

FREDDIE MAC – (5.75%)
9,370,000	4.125%, 04/02/07	9,369,700
13,250,000	4.50%, 04/18/07	13,245,042
300,000	5.25%, 05/16/07	299,985
1,712,000	3.75%, 08/03/07	1,703,387
3,000,000	7.8715%, 09/14/07 (b)	2,929,233
1,500,000	3.10%, 09/17/07	1,485,642
200,000	3.00%, 10/15/07	197,610

	Total Freddie Mac – (identified cost $29,230,599)	29,230,599

FREDDIE MAC MORTGAGE POOL – (1.22%)
655,783	5.50%, 08/01/07 Pool No. M90747	655,473
3,240,838	4.00%, 03/01/08 Pool No. M90802	3,204,452
2,383,596	4.50%, 03/01/08 Pool No. M90803	2,366,780

	Total Freddie Mac Pools – (identified cost $6,226,705)	6,226,705

PRIVATE EXPORT FUNDING – (0.59%)
3,000,000	6.49%, 07/15/07 – (identified cost $3,009,618)	3,009,618

REPURCHASE AGREEMENTS – (64.83%)

67,888,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	04/02/07, dated 03/30/07, repurchase value of $67,918,436
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 04/27/07-12/01/36,
	total market value $69,245,760)	67,888,000
67,888,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $67,918,380
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-6.00%, 03/01/34-07/01/35, total market
	value $69,245,760)	67,888,000
34,451,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $34,466,417
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.00%-7.50%, 04/01/14-03/01/37, total market
	value $35,140,020)	34,451,000

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2007 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND – (Continued)

Principal	Value
REPURCHASE AGREEMENTS – (Continued)

$101,832,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	04/02/07, dated 03/30/07, repurchase value of $101,877,655
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.581%-7.58%, 09/01/34-05/01/38, total market
	value $103,868,640)	$101,832,000
57,705,000	UBS Securities LLC Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $57,730,823
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-8.50%, 12/01/17-03/01/37, total market
	value $58,859,100)	57,705,000

Total Repurchase Agreements – (identified cost $329,764,000)	329,764,000

Total Investments – (100.17%) – (identified cost $509,520,965) – (a)	509,520,965
Liabilities Less Other Assets– (0.17%)	(853,243)
Net Assets – (100%)	$508,667,722

(a)	Aggregate cost for Federal Income Tax Purposes is $509,520,965.

(b)	Zero coupon bonds reflect effective yield on the date of purchase.

(c)    The interest rates on floating rate securities, shown as of March 31, 2007, may change daily or less frequently and are based on indices of market interests rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(d)    Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate. Step-up bonds reflect the current effective yield on the security.

Please refer to “Notes to Schedule of Investments” on page 23 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2007 (Unaudited)

DAVIS FINANCIAL FUND

Shares	Security	Value
COMMON STOCK – (100.11%)

CAPITAL GOODS – (8.02%)
2,450,000	Tyco International Ltd.	$77,297,500
CAPITAL MARKETS – (6.21%)
600,300	Ameriprise Financial, Inc.	34,301,142
592,000	Mellon Financial Corp.	25,538,880
		59,840,022
COMMERCIAL BANKS – (9.47%)
1,208,000	Commerce Bancorp, Inc.	40,323,040
75,700	ICICI Bank Ltd., ADR (India)	2,781,975
347,550	State Bank of India, GDR (India)	21,200,550
490,960	Wachovia Corp.	27,027,348
		91,332,913
COMMERCIAL SERVICES & SUPPLIES – (8.36%)
883,750	D&B Corp.	80,598,000
CONSUMER FINANCE – (16.92%)
1,949,000	American Express Co.	109,923,600
1,186,000	First Marblehead Corp.	53,239,540
		163,163,140
CONSUMER SERVICES – (1.73%)
791,000	H&R Block, Inc.	16,642,640
DIVERSIFIED FINANCIAL SERVICES – (10.73%)
1,019,560	JPMorgan Chase & Co.	49,326,313
872,600	Moody’s Corp.	54,153,556
		103,479,869
LIFE & HEALTH INSURANCE – (2.27%)
510,033	China Life Insurance Co., Ltd., ADR (China)	21,875,315
MATERIALS – (3.01%)
918,000	Sealed Air Corp.	29,008,800
MULTI-LINE INSURANCE – (12.69%)
826,796	American International Group, Inc.	55,577,227
1,470,600	Loews Corp.	66,809,358
		122,386,585
PROPERTY & CASUALTY INSURANCE – (8.81%)
337,300	FPIC Insurance Group, Inc.*	15,053,699
88,200	Markel Corp.*	42,762,006
1,244,000	Progressive Corp. (Ohio)	27,144,080
		84,959,785

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2007 (Unaudited)

DAVIS FINANCIAL FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (Continued)

REINSURANCE – (11.89%)
225,000	Everest Re Group, Ltd.	$21,638,250
1,428,187	Transatlantic Holdings, Inc.	93,003,538
		114,641,788

Total Common Stock – (identified cost $451,402,540)	965,226,357

Total Investments – (100.11%) – (identified cost $451,402,540) – (a)	965,226,357
Liabilities Less Other Assets – (0.11%)	(1,081,844)
Net Assets – (100%)	$964,144,513

*Non-Income Producing Security.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

(a)   Aggregate cost for Federal Income Tax purposes is $451,402,540. At March 31, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$516,902,423
Unrealized depreciation	(3,078,606)
Net unrealized appreciation	$513,823,817

Please refer to “Notes to Schedule of Investments” on page 23 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2007 (Unaudited)

DAVIS APPRECIATION & INCOME FUND

Shares/Principal	Security	Value
CONVERTIBLE PREFERRED STOCK – (4.25%)

CAPITAL GOODS – (0.75%)
109,741	United Rentals Trust I, 6.50%, 08/01/28, Conv. Pfd.	$5,404,744
PROPERTY & CASUALTY INSURANCE – (0.68%)
192,920	Travelers Property Casualty Corp., 4.50%, 04/15/32, Conv. Pfd.	4,915,602
TRANSPORTATION – (0.93%)
161,300	Continental Airlines Finance Trust II, 6.00%, 11/15/30, Cum. Conv. Pfd.	6,653,625
UTILITIES – (1.89%)
271,310	AES Trust III, 6.75%, 10/15/29, Conv. Pfd.	13,630,614

	Total Convertible Preferred Stock – (identified cost $22,983,648)	30,604,585

CONVERTIBLE BONDS – (36.45%)

CAPITAL GOODS – (3.44%)
$8,500,000	Quanta Services, Inc., Conv. Sub. Deb., 4.50%, 10/01/23	19,751,875
3,720,000	United Rentals North America Inc., Conv. Sr. Sub., 1.875%, 10/15/23	5,031,300
		24,783,175
COMMERCIAL SERVICES & SUPPLIES – (4.62%)
15,710,000	School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero Cpn., 08/01/23 (e)	16,358,038
6,000,000	School Specialty, Inc., Ser. 144A Conv. Sub. Deb., 3.75%, 11/30/26 (b)	5,970,000
10,000,000	Waste Connections, Inc., Ser. 144A Conv. Sr. Notes, 3.75%, 04/01/26 (b)	10,962,500
		33,290,538
ENERGY – (6.51%)
12,400,000	Lehman Brothers Holdings Inc., Conv. Notes (Convertible into
	Devon Energy Corp.), 0.25%, 08/23/11 (f)	22,140,200
26,000,000	Nabors Industries, Inc., Conv. Sr. Notes, 0.94%, 05/15/11	24,797,500
		46,937,700
MATERIALS – (1.91%)
13,500,000	Sealed Air Corp., Ser. 144A Conv. Sr. Notes, 3.00%, 06/30/33 (b)	13,736,250
MEDIA – (1.32%)
16,050,000	News America Inc., Conv. Notes, Zero Cpn., 3.38%, 02/28/21 (c)(d)(f)	9,530,651
MULTI-LINE INSURANCE – (1.90%)
13,895,000	American International Group, Inc., Conv. Sr. Notes, 0.50%, 05/15/07	13,686,575
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (1.58%)
8,000,000	Amgen Inc., Conv. Sr. Notes, 0.125%, 02/01/11	7,350,000
4,400,000	Valeant Pharmaceuticals International, Conv. Sub. Notes,
	4.00%, 11/15/13	4,031,500
		11,381,500
REAL ESTATE – (6.71%)
8,500,000	Host Hotels & Resorts Inc., Ser. 144A Conv. Sr. Notes,
	2.625%, 04/15/27 (b)	8,319,375
7,000,000	ProLogis, Ser. 144A Conv. Sr. Notes, 2.25%, 04/01/37 (b)	6,921,250

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2007 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Principal/Shares	Security	Value
CONVERTIBLE BONDS – (Continued)

REAL ESTATE – (Continued)
$10,000,000	Reckson Operating Partnership, L.P., Conv. Sr. Notes
	(Convertible into SL Green Realty Corp.), 4.00%, 06/15/25	$11,775,000
21,000,000	Vornado Realty Trust, Conv. Sr. Deb., 3.625%, 11/15/26	21,315,000
		48,330,625
RETAILING – (2.35%)
17,000,000	Amazon.com, Inc., Conv. Sub. Notes, 4.75%, 02/01/09	16,957,500
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (6.11%)
5,000,000	Agere Systems Inc., Conv. Sub. Notes, 6.50%, 12/15/09	5,143,750
5,260,000	Fairchild Semiconductor Corp., Conv. Sr. Sub., 5.00%, 11/01/08	5,227,125
27,000,000	Intel Corp., Conv. Sub. Deb., 2.95%, 12/15/35	23,490,000
10,220,000	International Rectifier Corp., Conv. Sub. Notes, 4.25%, 07/15/07	10,207,225
		44,068,100

	Total Convertible Bonds – (identified cost $243,868,809)	262,702,614

CORPORATE BONDS – (3.18%)

CAPITAL GOODS – (0.98%)
7,000,000	Masco Corp., 6.125%, 10/03/16	7,080,304
ENERGY – (0.20%)
1,300,000	Occidental Petroleum Corp., Sr. Notes, 6.75%, 01/15/12	1,394,799
FOOD, BEVERAGE & TOBACCO – (1.01%)
7,000,000	Tyson Foods, Inc., Sr. Notes, 6.85%, 04/01/16	7,296,184
HOUSEHOLD & PERSONAL PRODUCTS – (0.73%)
6,000,000	Avon Products, Inc., Sr. Notes, 4.20%, 07/15/18	5,260,476
RETAILING – (0.26%)
1,900,000	AutoZone, Inc., Sr. Notes, 5.50%, 11/15/15	1,864,799

	Total Corporate Bonds – (identified cost $22,743,933)	22,896,562

COMMON STOCK – (33.76%)

CAPITAL GOODS – (2.22%)
340,400	Masco Corp.	9,326,960
47,700	Quanta Services, Inc.*	1,202,994
200,000	United Rentals, Inc.*	5,500,000
		16,029,954
COMMERCIAL BANKS – (0.59%)
244,670	HSBC Holdings PLC (United Kingdom)	4,282,708
COMMERCIAL SERVICES & SUPPLIES – (1.30%)
25,000	School Specialty, Inc.*	903,500
282,000	Waste Connections, Inc.*	8,443,080
		9,346,580

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2007 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (Continued)

CONSUMER FINANCE – (1.92%)
245,000	American Express Co.	$13,818,000
DIVERSIFIED FINANCIAL SERVICES – (1.51%)
211,500	Citigroup Inc.	10,858,410
ENERGY – (0.20%)
29,000	Occidental Petroleum Corp.	1,429,990
FOOD & STAPLES RETAILING – (0.96%)
128,485	Costco Wholesale Corp.	6,918,917
FOOD, BEVERAGE & TOBACCO – (4.19%)
340,000	Coca-Cola Co.	16,320,000
717,300	Tyson Foods, Inc., Class A	13,922,793
		30,242,793
HEALTH CARE EQUIPMENT & SERVICES – (2.32%)
291,600	Universal Health Services, Inc., Class B	16,697,016
HOUSEHOLD & PERSONAL PRODUCTS – (2.08%)
402,200	Avon Products, Inc.	14,985,972
MATERIALS – (0.88%)
200,000	Sealed Air Corp.	6,320,000
MEDIA – (0.95%)
175,000	News Corp., Class A	4,046,000
115,000	News Corp., Class B	2,814,050
		6,860,050
MULTI-LINE INSURANCE – (1.93%)
207,400	American International Group, Inc.	13,941,428
REAL ESTATE – (2.21%)
175,667	General Growth Properties, Inc.	11,342,818
174,300	Host Hotels & Resorts Inc.	4,585,833
		15,928,651
RETAILING – (6.19%)
265,000	Amazon.com, Inc.*	10,540,375
62,900	AutoZone, Inc.*	8,060,006
140,350	J. C. Penney Co., Inc.	11,531,156
189,000	Kohl’s Corp.*	14,479,290
		44,610,827
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT– (2.13%)
307,900	Fairchild Semiconductor International, Inc.*	5,148,088
266,700	International Rectifier Corp.*	10,190,607
		15,338,695
SOFTWARE & SERVICES – (1.13%)
183,000	SAP AG, ADR (Germany)	8,170,950

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2007 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

UTILITIES – (1.05%)
350,700	AES Corp.*	$7,547,064

	Total Common Stock – (identified cost $191,010,534)	243,328,005

SHORT TERM INVESTMENTS – (21.58%)

FEDERAL HOME LOAN BANK – (4.10%)

$29,897,000	5.08%, 06/15/07 (d)(g)	29,580,662

REPURCHASE AGREEMENTS – (17.48%)

25,938,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	04/02/07, dated 03/30/07, repurchase value of $29,949,629
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 04/27/07-12/01/36,
	total market value $26,456,760)	25,938,000
25,938,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $25,949,607
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.00%-6.00%, 03/01/34-07/01/35,
	total market value $26,456,760)	25,938,000
13,164,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $13,169,891
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-7.50%, 04/01/14-03/01/37,
	total market value $13,427,280)	13,164,000
38,907,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	04/02/07, dated 03/30/07, repurchase value of $38,924,443
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.581%-7.58%, 09/01/34-05/01/38,
	total market value $39,685,140)	38,907,000
22,047,000	UBS Securities LLC Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $22,056,866
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.00%-8.50%, 12/01/17-03/01/37,
	total market value $22,487,940)	22,047,000

		125,994,000

Total Short Term Investments – (identified cost $155,574,662)	155,574,662

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2007 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Total Investments – (99.22%) – (identified cost $636,181,586) – (a)	$715,106,428
Other Assets Less Liabilities – (0.78%)	5,653,853
Net Assets – (100%)	$720,760,281

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $636,304,692. At March 31, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$82,848,523
Unrealized depreciation	(4,046,787)
Net unrealized appreciation	$78,801,736

(b)    These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $45,909,375, or 6.37% of the Fund’s net assets, as of March 31, 2007.

(c)    As of March 31, 2007, zero coupon bonds represented $9,530,651, or 1.32% of the Fund’s net assets. Because zero coupon bonds pay no interest their value is generally more volatile than the value of other debt securities.

(d)	Zero coupon bonds reflect effective yield on the date of purchase.

(e)    Represents a step-down bond: a bond that pays one coupon rate for an initial period followed by a lower coupon rate.

(f)    Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis Appreciation & Income Fund was $31,670,851, or 4.39% of the Fund’s net assets as of March 31, 2007.

(g)	A sufficient amount of liquid assets has been designated to cover outstanding futures contracts, as follows:

		Unrealized
	Contracts	Appreciation
S&P 500 Index Futures Contract, expiring 06/14/07
(underlying face value $30,413,000)	85	$516,225

Please refer to “Notes to Schedule of Investments” on page 23 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2007 (Unaudited)

DAVIS REAL ESTATE FUND

Shares	Security	Value
COMMON STOCK – (88.57%)

DIVERSIFIED REITS – (4.30%)
1,127,800	Cousins Properties, Inc.	$37,059,508
INDUSTRIAL REITS – (8.66%)
168,700	AMB Property Corp.	9,917,873
3,738,983	Brixton PLC (United Kingdom)	37,414,184
1,039,200	DCT Industrial Trust Inc.	12,293,736
524,500	First Potomac Realty Trust	14,984,965
		74,610,758
MORTGAGE REITS – (1.37%)
384,300	Gramercy Capital Corp.	11,790,324
OFFICE REITS – (20.78%)
462,513	Alexandria Real Estate Equities, Inc.	46,422,430
306,242	Boston Properties, Inc.	35,952,811
729,238	Corporate Office Properties Trust	33,311,592
734,073	Duke Realty Corp.	31,910,153
228,358	SL Green Realty Corp.	31,326,150
		178,923,136
REAL ESTATE MANAGEMENT & DEVELOPMENT – (12.85%)
741,919	Derwent London PLC (United Kingdom)	31,696,269
988,584	Forest City Enterprises, Inc., Class A	65,424,489
259,500	St. Joe Co.	13,574,445
		110,695,203
RESIDENTIAL REITS – (4.14%)
604,800	American Campus Communities, Inc.	18,319,392
564,721	UDR, Inc.	17,291,757
		35,611,149
RETAIL REITS – (19.84%)
409,708	Developers Diversified Realty Corp.	25,770,633
815,557	General Growth Properties, Inc.	52,660,516
433,100	Hammerson PLC (United Kingdom)	14,769,935
784,318	Kimco Realty Corp.	38,227,659
387,978	Regency Centers Corp.	32,415,562
120,000	Taubman Centers, Inc.	6,958,800
		170,803,105
SPECIALIZED REITS – (8.62%)
837,300	Host Hotels & Resorts Inc.	22,029,363
169,700	Public Storage, Inc.	16,065,499
857,200	Ventas, Inc.	36,113,836
		74,208,698

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2007 (Unaudited)

DAVIS REAL ESTATE FUND – (Continued)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

TRANSPORTATION – (8.01%)
455,500	Alexander & Baldwin, Inc.	$22,991,363
243,000	Burlington Northern Santa Fe Corp.	19,544,490
422,000	Florida East Coast Industries, Inc.	26,455,180
		68,991,033

	Total Common Stock – (identified cost $501,195,916)	762,692,914

PREFERRED STOCK – (0.37%)

RESIDENTIAL REITS – (0.37%)
43,700	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	2,359,800
32,000	Equity Residential, 8.60%, Series D, Cum. Pfd.	804,160

	Total Preferred Stock – (identified cost $1,930,717)	3,163,960

CONVERTIBLE BONDS – (6.54%)

DIVERSIFIED REITS – (4.03%)
$34,161,800	Vornado Realty Trust, Conv. Sr. Deb., 3.625%, 11/15/26	34,674,227
INDUSTRIAL REITS – (2.37%)
20,690,000	ProLogis, Ser. 144A Conv. Sr. Notes., 2.25%, 04/01/37 (b)	20,457,238
OFFICE REITS – (0.14%)
1,230,000	SL Green Realty Corp., Ser. 144A Conv. Sr. Notes., 3.00%, 03/30/27 (b)	1,217,700

	Total Convertible Bonds – (identified cost $54,942,052)	56,349,165

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2007 (Unaudited)

DAVIS REAL ESTATE FUND – (Continued)

Principal	Security	Value
SHORT TERM INVESTMENTS – (4.21%)

$7,459,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	04/02/07, dated 03/30/07, repurchase value of $7,462,344
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 04/27/07-12/01/36,
	total market value $7,608,180)	$7,459,000
7,459,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $7,462,338
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.00%-6.00%, 03/01/34-07/01/35,
	total market value $7,608,180)	7,459,000
3,786,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $3,787,694
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.00%-7.50%, 04/01/14-03/01/37,
	total market value $3,861,720)	3,786,000
11,189,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	04/02/07, dated 03/30/07, repurchase value of $11,194,016
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.581%-7.58%, 09/01/34-05/01/38,
	total market value $11,412,780)	11,189,000
6,340,000	UBS Securities LLC Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $6,342,837
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.00%-8.50%, 12/01/17-03/01/37,
	total market value $6,466,800)	6,340,000

	Total Short Term Investments – (identified cost $36,233,000)	36,233,000

	Total Investments – (99.69%) – (identified cost $594,301,685) – (a)	858,439,039
	Other Assets Less Liabilities – (0.31%)	2,646,537
	Net Assets – (100.00%)	$861,085,576

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2007 (Unaudited)

DAVIS REAL ESTATE FUND – (Continued)

(a)    Aggregate cost for Federal Income Tax purposes is $595,790,395. At March 31, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$265,552,350
Unrealized depreciation	(2,903,706)
Net unrealized appreciation	$262,648,644

(b)    These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $21,674,938, or 2.52% of the Fund’s net assets, as of March 31, 2007.

Please refer to “Notes to Schedule of Investments” on page 23 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Security Valuation – The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days are valued at market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 30, 2007

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: May 30, 2007